Condensed Financial Statements of Parent Company - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Cash flows used in operating activities	$ (9,253)	¥ (65,700)	¥ (443,797)	¥ (279,122)
Cash flows provided by/(used in) investing activities	3,730	26,483	267,555	75,521
Cash, cash equivalents and restricted cash at the beginning of year	18,367	130,401	315,833	594,791
Cash, cash equivalents and restricted cash at the end of year	12,917	91,706	130,401	315,833
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows used in operating activities	(4,498)	(31,937)	(39,578)	(14,807)
Cash flows provided by/(used in) investing activities	3,315	23,535	68,089	32,506
Effect of exchange rate changes on cash	116	822	2,845	1
Net increase/(decrease) in cash and cash equivalents	(1,067)	(7,580)	31,356	17,700
Cash, cash equivalents and restricted cash at the beginning of year	7,182	50,989	19,633	1,933
Cash, cash equivalents and restricted cash at the end of year	$ 6,115	¥ 43,409	¥ 50,989	¥ 19,633